Common shares	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
7. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of shares	$ value
As at December 31, 2010	30,826,796	$52,031,435
Transactions during the year ended December 31, 2011:
Issued through private placement
financing, net of issue costs (ii)	3,200,600	1,487,827
Value attributed to warrants issued in
the private placement financing (ii)	-	(329,386)
Issued on exercise of stock options	30,000	18,900
Issued on exercise of warrants	700,000	420,000
Transfer from contributed surplus upon
exercise of stock options and warrants	-	127,911
As at December 31, 2011	34,757,396	53,756,687
Transactions during the year ended December 31, 2012:
Issued through private placement
financings, net of issue costs (iii)	4,258,005	2,886,024
Value attributed to Warrants issued in
private placement financings (iii)	-	(409,143)
Issued on exercise of stock options	75,000	47,250
Issued on exercise of warrants	464,558	278,760
Transfer from contributed surplus upon exercise of:
Stock options	-	18,375
Warrants		45,733
As at December 31, 2012	39,554,959	56,623,686
Transactions during the year ended December 31, 2013:
Conversion of preferred shares (i)	2,000,000	3,256,400
Issued on exercise of stock options	16,667	13,234
Issued on exercise of Warrants	846,700	1,064,222
Transfer from contributed surplus upon
exercise of stock options	-	8,279
Transfer from fair value of derivative financial instruments
upon exercise of Warrants (note 12)	-	374,500
As at December 31, 2013	42,418,326	61,340,321
Issued to date in 2014 pursuant to exercise of:
Warrants (note 11 (iii))	2,090,385	2,734,931
Stock options	257,665	145,115
As at April 24, 2014	44,766,376	64,220,367

(i)	NXT also has outstanding a total of 8,000,000 preferred shares (see note 8) which are convertible on a 1 for 1 basis into an additional maximum of 8,000,000 common shares by December 31, 2015. An initial total of 2,000,000 of these preferred shares were converted into 2,000,000 common shares of the Company effective May 22, 2013.

(ii)	In February, 2011 NXT closed a non-brokered private placement (the "2011 Placement") for aggregate proceeds of $1,600,300 ($1,487,827 net of costs incurred of $112,473) including $40,000 subscribed for by two Officers of the Company. NXT issued a total of 3,200,600 units at a price of $0.50 per unit, with each unit consisting of one NXT common share and one warrant, with each warrant entitling the holder to acquire an additional common share at a price of $0.60 per share on or before the expiry date of February 16, 2012 (see also note 11).

In connection with closing of the 2011 Placement, NXT paid finder's fees which included $72,600 cash and 145,320 warrants, which had the same terms as the other warrants that were issued.

The common shares issued were recorded at a value equal to the net proceeds received of $1,488,267 and reduced by $329,386 which was the estimated fair value attributed to the 3,345,920 warrants that were issued in the 2011 Placement.

(iii)	In March and May 2012, NXT conducted private placement financings (the "2012 Financings") which consisted of units issued at a price of US $0.75 (the "Units"). Each Unit consisted of one NXT common share and one warrant (the "Warrants") to purchase an additional NXT common share at a price of US $1.20 for a term of two years from the date of issue. The expiry of the Warrants can be accelerated at the option of NXT (the “Acceleration”) in the event that it issues a press release advising that its common shares have traded on the US OTCBB Exchange at a price exceeding US $1.50 for 20 consecutive trading days. Any Warrants subject to such Acceleration shall expire 30 days after such notice. The Acceleration provision will not be invoked by NXT before expiry of the Warrants in 2014 (see also note 12(iii)).

In connection with the 2012 Financings, NXT paid finder's fees totalling US $183,612 and issued a total of 244,816 finder's warrants (which have the same terms as the Warrants noted above). The 2012 Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March, 2012	May 4, 2012	2012 total
Proceeds (in US dollars)	2,216,005	977,500	3,193,505
Proceeds (in Cdn $)	2,210,690	972,442	3,183,132
Less share issue costs incurred	(187,844)	(109,264)	(297,108)
Proceeds, net of issue costs	2,022,846	863,178	2,886,024

Number of common shares issued	2,954,672	1,303,333	4,258,005
Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder’s warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Fair value attributed to Warrants issued	249,143	160,000	409,143

Two Officers of the Company subscribed for a total of US $40,000 of the 2012 Financings.

The common shares issued under the 2012 Financings were recorded at a value equal to the net proceeds received of $2,886,024, and reduced by $409,143 which was the estimated fair value attributed to the 4,502,821 Warrants that were issued (see also notes 11 and 12).